SUBSEQUENT EVENT (Narrative) (Details) - CAD ($)		1 Months Ended
	Mar. 01, 2024	Mar. 25, 2024
Private placement with new appointed Chief Executive Officer Sandeep Singh [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares sold	2,222,222
Equity issuance, price per share	$ 1.35
Proceeds from issuing shares	$ 3,000,000
Private placement with Rio Tinto [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares sold		239,528
Equity issuance, price per share		$ 1.35
Proceeds from issuing shares		$ 323,363